UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Global stocks rose for the third year in a row, advancing amid healthy corporate earnings, resurgent M&A activity and massive central bank stimulus measures. Defensive stocks generally outpaced cyclical sectors as shares of utilities and health care companies posted double-digit gains. Late in the year, sharply falling oil prices hurt energy stocks and the economies of oil-producing nations. The U.S. dollar posted strong gains, rising against the euro, the yen and most other currencies. Despite the gains, volatility was high during certain periods. In October, for example, the Chicago Board Options Exchange Market Volatility Index (“VIX”) spiked to its highest level since June 2012, when the sovereign debt crisis in Europe was at its height, while Russia-Ukraine tensions and a selloff in U.S. biotech stocks caused volatility to spike early in the year. Geopolitics, too, were a major driver of volatility this year. Hurt by unusually harsh winter weather, the U.S. economy began 2014 on shaky ground with a surprise 2.1% contraction in first-quarter gross domestic product (“GDP”). But economic activity picked up as the year wore on: GDP growth for the second and third quarters was 4.6% and 5.0%, respectively — the fastest six-month pace in more than a decade. European Central Bank President Mario Draghi vowed to sharply increase the bank’s balance sheet to as high as €3 trillion or more in the coming months in an effort to spur lending activity and jump-start the economy. European stocks and bonds rallied on the aggressive stimulus plans, which were opposed by German leaders, but nonetheless widely supported elsewhere in the eurozone. The yen depreciated sharply in the second half of the year as the Japanese economy continued to struggle in the wake of April’s sales tax increase. Weak economic data stoked fears that it would be difficult for the nation to achieve its 2% inflation target by 2015, prompting Japanese Prime Minister Shinzō Abe to call a snap election for December and postpone a planned sales tax hike by 18 months. The Bank of Japan surprised observers in late October by announcing it would significantly expand its quantitative easing program.

For the 12 month period ended December 31, 2014, the Great-West S&P Mid Cap 400® Index Fund (Initial Class shares) returned 9.21% net of fees. The S&P MidCap 400® Index increased 9.77% on a total return basis. The mid cap space underperformed the large cap space and outperformed the small cap space, with the S&P 500® and S&P 600® indexes ending the year at 13.69% and 5.76%, respectively. Equities were aided by the strengthening U.S. economy, the liquidity provided by the Federal Reserve’s quantitative easing program, and the Federal Reserve’s promise to keep interest rates low. Nine of ten S&P 400® Index economic sectors rose in 2014. Consumer staples and health care gained the most, while energy fell 25%.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	S&P MidCap 400® Index
	10,000.00	10,000.00
2011*	9,664.00	9,646.00
2012	11,318.48	11,370.70
2013	15,020.92	15,179.93
2014	16,404.18	16,662.76

*For the period from January 20, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Since Inception*
Initial Class	9.21%	13.36%

*Since inception on January 20, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Financial	21.94%
Industrial	17.92
Consumer, Non-cyclical	16.65
Consumer, Cyclical	12.78
Technology	9.42
Utilities	4.64
Basic Materials	4.51
Communications	3.97
Energy	3.90
Short Term Investments	4.27
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)

Actual	$1,000.00	$1,018.78	$3.03

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.67%
25,897	Albemarle Corp (a)	$1,557,187
21,150	Ashland Inc	2,532,924
21,147	Cabot Corp	927,507
17,569	Carpenter Technology Corp	865,273
50,852	Cliffs Natural Resources Inc (a)	363,083
39,792	Commercial Metals Co	648,212
11,094	Compass Minerals International Inc	963,292
23,818	Cytec Industries Inc	1,099,677
21,284	Domtar Corp	856,042
11,384	Minerals Technologies Inc	790,619
3,524	NewMarket Corp	1,422,040
26,071	Olin Corp	593,637
30,049	PolyOne Corp	1,139,158
25,841	Reliance Steel & Aluminum Co	1,583,278
21,619	Royal Gold Inc	1,355,511
44,226	RPM International Inc	2,242,700
16,182	Sensient Technologies Corp	976,422
79,577	Steel Dynamics Inc	1,570,850
46,577	United States Steel Corp	1,245,469
25,257	Valspar Corp	2,184,225
17,164	Worthington Industries Inc	516,465

		25,433,571

Communications — 4.11%
19,553	AMC Networks Inc Class A (b)	1,246,895
24,909	AOL Inc (b)	1,150,049
43,574	ARRIS Group Inc (b)	1,315,499
34,976	Ciena Corp (b)	678,884
18,179	Equinix Inc (c)	4,121,725
12,857	FactSet Research Systems Inc	1,809,623
45,814	Fortinet Inc (b)	1,404,657
11,557	InterDigital Inc	611,365
76,618	JDS Uniphase Corp (b)	1,051,199
15,492	John Wiley & Sons Inc Class A	917,746
12,454	Meredith Corp	676,501
17,819	NeuStar Inc Class A (a)(b)	495,368
44,671	New York Times Co Class A	590,551
14,663	Plantronics Inc	777,432
45,457	Polycom Inc (b)	613,669
192,393	RF Micro Devices Inc (a)(b)	3,191,800
32,921	Telephone & Data Systems Inc	831,255
36,757	Time Inc	904,590

		22,388,808

Consumer, Cyclical — 13.23%
24,157	Abercrombie & Fitch Co Class A (a)	691,856
24,210	Advance Auto Parts Inc (c)	3,856,169
43,600	Alaska Air Group Inc	2,605,536
57,731	American Eagle Outfitters Inc (a)	801,306
14,893	Ann Inc (b)	543,297
44,979	Ascena Retail Group Inc (b)	564,936
18,292	Big Lots Inc	732,046
21,014	Brinker International Inc	1,233,312
30,766	Brunswick Corp	1,577,065
15,714	Cabela’s Inc Class A (b)	828,285
17,507	Carter’s Inc	1,528,536

Shares		Fair Value

Consumer, Cyclical — (continued)
15,520	Cheesecake Factory Inc	$780,811
50,280	Chico’s FAS Inc	815,039
34,439	Cinemark Holdings Inc	1,225,340
37,617	Copart Inc (b)	1,372,644
25,671	CST Brands Inc	1,119,512
11,446	Deckers Outdoor Corp (b)	1,042,044
32,477	Dick’s Sporting Goods Inc	1,612,483
18,213	Domino’s Pizza Inc	1,715,118
24,744	DreamWorks Animation SKG Inc Class A (a)(b)	552,534
47,092	Foot Locker Inc	2,645,629
21,146	Guess? Inc	445,758
33,129	Hanesbrands Inc (c)	3,697,859
19,826	Herman Miller Inc	583,479
13,882	HNI Corp	708,815
10,205	HSN Inc	775,580
50,140	Ingram Micro Inc Class A (b)	1,385,870
81,852	International Game Technology	1,411,947
9,525	International Speedway Corp Class A	301,466
59,307	Jarden Corp (b)(c)	2,839,619
104,143	JC Penney Co Inc (a)(b)	674,847
81,062	JetBlue Airways Corp (a)(b)	1,285,643
42,037	Kate Spade & Co (b)	1,345,604
30,663	KB Home (a)	507,473
11,176	Life Time Fitness Inc (b)	632,785
100,452	LKQ Corp (b)(c)	2,824,710
12,934	MDC Holdings Inc	342,363
16,712	MSC Industrial Direct Co Inc Class A	1,357,850
1,288	NVR Inc (b)	1,642,625
160,381	Office Depot Inc (b)	1,375,267
26,391	Oshkosh Corp	1,283,922
8,477	Panera Bread Co Class A (a)(b)	1,481,780
20,252	Polaris Industries Inc (c)	3,062,912
14,660	Scotts Miracle-Gro Co Class A	913,611
26,588	Signet Jewelers Ltd (c)	3,498,183
20,130	Tempur Sealy International Inc (b)	1,105,338
15,329	Thor Industries Inc	856,431
53,607	Toll Brothers Inc (b)	1,837,112
16,644	Tupperware Brands Corp	1,048,572
9,014	Watsco Inc	964,498
90,363	Wendy’s Co	815,978
28,373	Williams-Sonoma Inc	2,147,269
23,821	World Fuel Services Corp	1,117,920

		72,116,584

Consumer, Non-cyclical — 17.24%
21,722	Aaron’s Inc	664,042
23,905	Align Technology Inc (b)	1,336,529
31,922	Apollo Education Group Inc Class A (b)	1,088,859
6,784	Bio-Rad Laboratories Inc Class A (b)	817,879
12,256	Bio-Techne Corp	1,132,454
53,217	CDK Global Inc	2,169,125
19,435	Centene Corp (b)	2,018,325
15,500	Charles River Laboratories International Inc (b)	986,420

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Non-cyclical — (continued)
44,362	Church & Dwight Co Inc (c)	$3,496,169
38,522	Community Health Systems Inc (b)	2,077,106
16,003	Cooper Cos Inc	2,593,926
10,573	Corporate Executive Board Co	766,860
18,741	Covance Inc (b)	1,946,065
25,285	Cubist Pharmaceuticals Inc (b)	2,544,935
31,605	Dean Foods Co	612,505
16,410	Deluxe Corp	1,021,522
18,983	DeVry Education Group Inc	901,123
50,979	Endo International PLC (b)(c)	3,676,605
61,075	Flowers Foods Inc	1,172,029
14,012	FTI Consulting Inc (b)	541,284
29,175	Gartner Inc Class A (b)	2,456,827
22,398	Global Payments Inc	1,808,191
1,456	Graham Holdings Co Class B	1,257,562
33,426	Hain Celestial Group Inc (b)	1,948,402
15,187	Halyard Health Inc (b)	690,553
25,780	Health Net Inc (b)	1,380,003
27,932	Henry Schein Inc (b)(c)	3,802,942
18,146	Hill-Rom Holdings Inc	827,821
28,619	HMS Holdings Corp (b)	605,006
80,321	Hologic Inc (b)	2,147,784
15,801	IDEXX Laboratories Inc (b)	2,342,814
23,804	Ingredion Inc	2,019,531
6,631	Lancaster Colony Corp	620,927
14,962	LifePoint Hospitals Inc (b)	1,075,917
47,780	Live Nation Entertainment Inc (b)	1,247,536
26,206	ManpowerGroup Inc	1,786,463
33,270	MEDNAX Inc (b)	2,199,480
32,438	Omnicare Inc	2,365,703
21,548	Owens & Minor Inc	756,550
15,325	Post Holdings Inc (b)	641,964
18,071	Rent-A-Center Inc	656,339
46,218	ResMed Inc (a)	2,590,981
21,440	Rollins Inc	709,664
66,037	RR Donnelley & Sons Co (a)	1,109,752
21,119	Salix Pharmaceuticals Ltd (b)	2,427,418
43,190	SEI Investments Co	1,729,328
68,724	Service Corp International	1,560,035
18,331	Sirona Dental Systems Inc (b)	1,601,579
20,267	Sotheby’s	875,129
19,655	STERIS Corp	1,274,627
70,464	SUPERVALU Inc (b)	683,501
13,709	Teleflex Inc	1,574,067
16,972	Thoratec Corp (b)	550,911
6,299	Tootsie Roll Industries Inc (a)	193,064
23,180	Towers Watson & Co Class A (c)	2,623,281
13,539	TreeHouse Foods Inc (b)	1,157,991
16,499	United Natural Foods Inc (b)	1,275,785
15,739	United Therapeutics Corp (b)	2,038,043
27,830	VCA Antech Inc (b)	1,357,269
14,517	WellCare Health Plans Inc (b)	1,191,265
12,424	WEX Inc (b)	1,228,982
57,755	WhiteWave Foods Co Class A (b)	2,020,847

		93,975,596

Energy — 4.04%
19,524	Atwood Oceanics Inc	553,896
100,108	California Resources Corp (b)	551,595

Shares		Fair Value

Energy — (continued)
6,425	CARBO Ceramics Inc (a)	$257,321
25,392	Dresser-Rand Group Inc (b)	2,077,066
12,528	Dril-Quip Inc (b)	961,273
24,230	Energen Corp	1,544,905
27,311	Gulfport Energy Corp (b)	1,139,961
32,753	Helix Energy Solutions Group Inc (b)	710,740
64,865	HollyFrontier Corp	2,431,140
14,195	Murphy USA Inc (b)	977,468
35,358	NOW Inc (a)(b)	909,761
34,786	Oceaneering International Inc	2,045,765
17,549	Oil States International Inc (b)	858,146
48,320	Patterson-UTI Energy Inc	801,629
89,209	Peabody Energy Corp (a)	690,478
21,277	Rosetta Resources Inc (b)	474,690
41,136	Rowan Cos PLC Class A	959,291
22,248	SM Energy Co	858,328
50,293	Superior Energy Services Inc	1,013,404
15,023	Unit Corp (b)	512,284
24,093	Western Refining Inc	910,233
67,109	WPX Energy Inc (b)	780,478

		22,019,852

Financial — 22.72%
15,489	Alexander & Baldwin Inc	608,098
23,855	Alexandria Real Estate Equities Inc REIT	2,116,893
5,338	Alleghany Corp (b)	2,474,163
34,780	American Campus Communities Inc REIT	1,438,501
24,426	American Financial Group Inc	1,483,147
53,484	Arthur J Gallagher & Co	2,518,027
19,666	Aspen Insurance Holdings Ltd	860,781
48,083	Associated Banc-Corp	895,786
29,005	Astoria Financial Corp	387,507
29,215	BancorpSouth Inc	657,630
14,812	Bank of Hawaii Corp	878,500
65,325	BioMed Realty Trust Inc REIT	1,407,100
38,987	Brown & Brown Inc	1,283,062
28,624	Camden Property Trust REIT	2,113,596
25,322	Cathay General Bancorp	647,990
27,948	CBOE Holdings Inc	1,772,462
15,858	City National Corp	1,281,485
27,380	Commerce Bancshares Inc (a)	1,190,756
29,634	CoreLogic Inc (b)	936,138
29,208	Corporate Office Properties Trust REIT	828,631
38,541	Corrections Corp of America REIT	1,400,580
17,569	Cullen/Frost Bankers Inc	1,241,074
113,227	Duke Realty Corp REIT	2,287,185
47,537	East West Bancorp Inc	1,840,157
39,150	Eaton Vance Corp	1,602,409
26,223	Equity One Inc REIT	665,015
14,997	Everest Re Group Ltd	2,553,989
36,613	Extra Space Storage Inc REIT	2,146,986
22,589	Federal Realty Investment Trust REIT (c)	3,014,728
31,449	Federated Investors Inc Class B	1,035,616
35,463	First American Financial Corp	1,202,196

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
77,731	First Horizon National Corp	$1,055,587
116,907	First Niagara Financial Group Inc	985,526
54,650	FirstMerit Corp	1,032,339
58,044	Fulton Financial Corp	717,424
26,915	Hancock Holding Co	826,291
14,546	Hanover Insurance Group Inc	1,037,421
32,050	HCC Insurance Holdings Inc	1,715,316
30,193	Highwoods Properties Inc REIT	1,336,946
18,971	Home Properties Inc REIT	1,244,498
49,615	Hospitality Properties Trust REIT	1,538,065
19,285	International Bancshares Corp	511,824
46,061	Janus Capital Group Inc	742,964
14,852	Jones Lang LaSalle Inc	2,226,760
17,029	Kemper Corp	614,917
27,808	Kilroy Realty Corp REIT	1,920,699
25,767	Lamar Advertising Co REIT Class A	1,382,142
36,957	LaSalle Hotel Properties REIT	1,495,650
49,193	Liberty Property Trust REIT	1,851,133
28,592	Mack-Cali Realty Corp REIT	544,964
12,408	Mercury General Corp	703,161
24,922	Mid-America Apartment Communities Inc REIT	1,861,175
43,670	National Retail Properties Inc REIT	1,719,288
146,682	New York Community Bancorp Inc	2,346,912
80,209	Old Republic International Corp	1,173,458
42,184	Omega Healthcare Investors Inc REIT (a)	1,648,129
32,037	PacWest Bancorp	1,456,402
13,645	Potlatch Corp REIT	571,316
17,549	Primerica Inc	952,209
19,830	Prosperity Bancshares Inc	1,097,789
26,114	Protective Life Corp	1,818,840
41,747	Raymond James Financial Inc	2,391,686
41,896	Rayonier Inc REIT	1,170,574
73,850	Realty Income Corp REIT (a)(c)	3,523,383
30,885	Regency Centers Corp REIT	1,969,845
22,754	Reinsurance Group of America Inc	1,993,705
12,742	RenaissanceRe Holdings Ltd (a)	1,238,777
67,477	Senior Housing Properties Trust REIT	1,491,916
16,667	Signature Bank (b)	2,099,375
32,013	SL Green Realty Corp REIT (c)	3,810,187
140,001	SLM Corp	1,426,610
13,885	StanCorp Financial Group Inc	970,006
16,842	SVB Financial Group (b)	1,954,851
45,155	Synovus Financial Corp	1,223,249
31,704	Tanger Factory Outlet Centers Inc REIT	1,171,780
20,960	Taubman Centers Inc REIT	1,601,763
55,195	TCF Financial Corp	877,049
22,664	Trustmark Corp	556,175
84,592	UDR Inc REIT (c)	2,607,125
69,504	Umpqua Holdings Corp	1,182,263
75,316	Valley National Bancorp (a)	731,318
27,661	Waddell & Reed Financial Inc Class A	1,378,071

Shares		Fair Value

Financial — (continued)
32,243	Washington Federal Inc	$714,182
48,992	Washington Prime Group Inc REIT	843,642
29,807	Webster Financial Corp	969,622
37,207	Weingarten Realty Investors REIT	1,299,268
33,614	WR Berkley Corp	1,723,054

		123,818,809

Industrial — 18.55%
14,365	Acuity Brands Inc	2,012,106
50,904	AECOM Technology Corp (b)	1,545,955
27,681	AGCO Corp	1,251,181
10,556	Alliant Techsystems Inc	1,227,135
24,148	AO Smith Corp	1,362,189
21,418	AptarGroup Inc	1,431,579
32,092	Arrow Electronics Inc (b)	1,857,806
45,395	Avnet Inc	1,952,893
34,885	B/E Aerospace Inc (b)	2,024,028
14,152	Belden Inc	1,115,319
33,054	Bemis Co Inc	1,494,371
21,252	Carlisle Cos Inc	1,917,781
16,569	CLARCOR Inc	1,104,158
18,009	Clean Harbors Inc (b)	865,332
28,776	Cognex Corp (b)	1,189,312
19,125	Con-way Inc	940,568
16,363	Crane Co	960,508
42,273	Donaldson Co Inc	1,633,006
16,098	Eagle Materials Inc	1,223,931
20,583	Energizer Holdings Inc (c)	2,646,151
10,558	Esterline Technologies Corp (b)	1,158,001
61,716	Exelis Inc	1,081,881
13,740	FEI Co	1,241,409
52,280	Fortune Brands Home & Security Inc	2,366,716
14,922	GATX Corp	858,612
16,940	Genesee & Wyoming Inc Class A (b)	1,523,245
48,473	Gentex Corp	1,751,330
19,684	Graco Inc	1,578,263
11,680	Granite Construction Inc	444,074
11,032	Greif Inc Class A	521,041
27,067	Harsco Corp	511,296
17,992	Hubbell Inc Class B	1,922,085
15,989	Huntington Ingalls Industries Inc Class A	1,798,123
26,300	IDEX Corp	2,047,192
13,013	Itron Inc (b)	550,320
30,290	ITT Corp	1,225,533
63,980	Jabil Circuit Inc	1,396,683
30,676	JB Hunt Transport Services Inc	2,584,453
49,127	KBR Inc	832,703
26,121	Kennametal Inc	934,871
55,473	Keysight Technologies Inc (b)	1,873,323
18,884	Kirby Corp (b)	1,524,694
17,906	KLX Inc (b)	738,623
28,270	Knowles Corp (a)(b)	665,759
15,123	Landstar System Inc	1,096,871
14,623	Lennox International Inc	1,390,209
25,722	Lincoln Electric Holdings Inc	1,777,133

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Industrial — (continued)
44,627	Louisiana-Pacific Corp (a)(b)	$739,023
9,463	Mettler-Toledo International Inc (b) (c)	2,862,179
10,741	MSA Safety Inc	570,240
33,304	National Instruments Corp	1,035,421
19,421	Nordson Corp	1,514,061
22,538	Old Dominion Freight Line Inc (b)	1,749,850
32,608	Packaging Corp of America	2,545,054
14,771	Regal-Beloit Corp	1,110,779
46,429	Rock-Tenn Co Class A (c)	2,831,240
13,684	Silgan Holdings Inc	733,462
33,510	Sonoco Products Co	1,464,387
13,577	SPX Corp	1,166,536
12,575	Tech Data Corp (b)	795,117
35,810	Terex Corp	998,383
16,785	Tidewater Inc (a)	544,002
24,618	Timken Co	1,050,696
12,676	Timken Steel Corp	469,392
85,827	Trimble Navigation Ltd (b)	2,277,849
51,499	Trinity Industries Inc	1,442,487
16,786	Triumph Group Inc	1,128,355
8,128	Valmont Industries Inc (a)	1,032,256
44,292	Vishay Intertechnology Inc	626,732
31,908	Wabtec Corp (c)	2,772,486
41,101	Waste Connections Inc	1,808,033
15,062	Werner Enterprises Inc	469,181
18,502	Woodward Inc	910,853
16,844	Zebra Technologies Corp Class A (b)	1,303,894

		101,101,700

Technology — 9.76%
34,553	3D Systems Corp (a)(b)	1,135,757
37,769	ACI Worldwide Inc (b)	761,801
25,581	Acxiom Corp (b)	518,527
213,648	Advanced Micro Devices Inc (a)(b)	570,440
14,657	Advent Software Inc	449,090
55,643	Allscripts Healthcare Solutions Inc (b)	710,561
30,461	ANSYS Inc (b)	2,497,802
133,294	Atmel Corp (b)	1,119,003
39,742	Broadridge Financial Solutions Inc ADR	1,835,286
96,938	Cadence Design Systems Inc (b)	1,838,914
14,697	CommVault Systems Inc (b)	759,688
32,930	Convergys Corp	670,784
39,499	Cree Inc (a)(b)	1,272,658
50,661	Cypress Semiconductor Corp (a)	723,439
21,243	Diebold Inc	735,858
9,270	DST Systems Inc	872,771
10,550	Fair Isaac Corp	762,765
40,492	Fairchild Semiconductor International Inc (b)	683,505
35,956	Informatica Corp (b)	1,371,182
50,380	Integrated Device Technology Inc (b)	987,448
23,624	International Rectifier Corp (b)	942,598
44,243	Intersil Corp Class A	640,196
11,211	IPG Photonics Corp (a)(b)	839,928

Shares		Fair Value

Technology — (continued)
27,075	Jack Henry & Associates Inc	$1,682,440
20,539	Leidos Holdings Inc	893,857
20,394	Lexmark International Inc Class A (a)	841,660
33,422	Mentor Graphics Corp	732,610
37,096	MSCI Inc Class A	1,759,834
55,743	NCR Corp (b)	1,624,351
38,378	PTC Inc (b)	1,406,554
39,460	Rackspace Hosting Inc (b)	1,847,123
51,251	Riverbed Technology Inc (b)	1,046,033
32,364	Rovi Corp (b)	731,103
13,269	Science Applications International Corp	657,214
22,398	Semtech Corp (b)	617,513
12,858	Silicon Laboratories Inc (b)	612,298
63,249	Skyworks Solutions Inc (c)	4,598,835
21,752	SolarWinds Inc (b)	1,083,902
22,551	Solera Holdings Inc	1,154,160
83,422	SunEdison Inc (b)	1,627,563
51,632	Synopsys Inc (b)	2,244,443
71,633	Teradyne Inc	1,417,617
10,566	Tyler Technologies Inc (b)	1,156,343
9,114	Ultimate Software Group Inc (b)	1,338,072
37,405	VeriFone Systems Inc (b)	1,391,466

		53,164,992

Utilities — 4.81%
36,764	Alliant Energy Corp	2,441,865
58,459	Aqua America Inc	1,560,855
33,245	Atmos Energy Corp	1,853,076
14,676	Black Hills Corp	778,415
19,956	Cleco Corp	1,088,400
50,904	Great Plains Energy Inc	1,446,183
33,899	Hawaiian Electric Industries Inc (a)	1,134,939
16,614	IDACORP Inc (a)	1,099,681
64,235	MDU Resources Group Inc	1,509,523
27,884	National Fuel Gas Co	1,938,775
66,045	OGE Energy Corp	2,343,277
17,428	ONE Gas Inc	718,382
24,978	PNM Resources Inc	740,098
57,992	Questar Corp	1,466,038
57,125	UGI Corp	2,169,607
27,293	Vectren Corp	1,261,755
43,289	Westar Energy Inc	1,785,238
15,679	WGL Holdings Inc	856,387
		26,192,494

TOTAL COMMON STOCK — 99.13% (Cost $429,903,645)		$540,212,406

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.12%
$ 645,000	U.S. Treasury Bills(d)
	0.09%, 06/04/2015	$644,768

		644,768

Repurchase Agreements — 4.30%

5,572,899	Undivided interest of 14.90% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $5,572,899 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50%-5.50%, 1/31/19-11/1/44, with a value of $38,142,906. (e)	5,572,899

5,572,900	Undivided interest of 21.70% in a repurchase agreement (principal amount/value $25,682,308 with a maturity value of $25,682,394) with HSBC Securities (USA) Inc, 0.06%, dated 12/31/14 to be repurchased at $5,572,900 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00%-9.38%, 1/15/15-7/15/32, with a value of $26,196,014. (e)	5,572,900

1,173,195	Undivided interest of 28.54% in a repurchase agreement (principal amount/value $4,110,624 with a maturity value of $4,110,642) with Scotia Capital (USA) Inc, 0.08%, dated 12/31/14 to be repurchased at $1,173,195 on 1/2/15 collateralized by U.S. Treasury securities, 0.13%-8.00%, 4/15/16-5/15/43, with a value of $4,192,855. (e)	1,173,195

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 5,572,900	Undivided interest of 6.42% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $5,572,900 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13%-6.00%, 8/15/21-7/15/52, with a value of $88,496,192. (e)	$5,572,900

5,572,900	Undivided interest of 6.64% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $5,572,900 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38%-8.00%, 12/15/17-7/15/51, with a value of $85,565,041. (e)	5,572,900

		23,464,794

TOTAL SHORT TERM INVESTMENTS — 4.42% (Cost $24,109,562)		$24,109,562

TOTAL INVESTMENTS — 103.55% (Cost $454,013,207)		$564,321,968

OTHER ASSETS & LIABILITIES, NET — (3.55)%		$(19,357,913)

TOTAL NET ASSETS — 100.00%		$544,964,055

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2014

(a)	All or a portion of the security is on loan at December 31, 2014.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	42	USD	$ 6,084,120	March 2015	$ 93,053

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West S&P Mid Cap 400® Index Fund

ASSETS:
Investments in securities, fair value (including $22,811,500 of securities on loan)(a)	$540,857,174
Repurchase agreements, fair value(b)	23,464,794
Cash	6,672,077
Subscriptions receivable	616,257
Dividends receivable	495,988

Total Assets	572,106,290

LIABILITIES:
Payable to investment adviser	300,976
Payable upon return of securities loaned	23,464,794
Redemptions payable	1,685,533
Payable for investments purchased	1,594,900
Variation margin on futures contracts	96,032

Total Liabilities	27,142,235

NET ASSETS	$544,964,055

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,712,850
Paid-in capital in excess of par	421,022,609
Net unrealized appreciation	110,401,814
Accumulated net realized gain	9,826,782

NET ASSETS	$544,964,055

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	37,128,495

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$14.68

(a) Cost of investments	$430,548,413
(b) Cost of repurchase agreements	$23,464,794

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West S&P Mid Cap 400® Index Fund

INVESTMENT INCOME:
Interest	$1,307
Income from securities lending	291,235
Dividends	7,788,636

Total Income	8,081,178

EXPENSES:
Management fees	3,062,478

Total Expenses	3,062,478

NET INVESTMENT INCOME	5,018,700

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	26,937,847
Net realized gain on futures contracts	950,319

Net Realized Gain	27,888,166

Net change in unrealized appreciation on investments	14,068,329
Net change in unrealized depreciation on futures contracts	(200,806)

Net Change in Unrealized Appreciation	13,867,523

Net Realized and Unrealized Gain	41,755,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,774,389

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West S&P Mid Cap 400® Index Fund

OPERATIONS:
Net investment income	$5,018,700	$3,405,511
Net realized gain	27,888,166	12,579,032
Net change in unrealized appreciation	13,867,523	80,659,313

Net Increase in Net Assets Resulting from Operations	46,774,389	96,643,856

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,446,740)	(5,987,286)
From net realized gains	(18,485,571)	(7,119,263)

Total Distributions	(25,932,311)	(13,106,549)

CAPITAL SHARE TRANSACTIONS:
Shares sold	233,905,886	180,046,266
Shares issued in reinvestment of distributions	25,932,311	13,106,549
Shares redeemed	(166,922,512)	(101,201,566)

Net Increase in Net Assets Resulting from Capital Share Transactions	92,915,685	91,951,249

Total Increase in Net Assets	113,757,763	175,488,556

NET ASSETS:
Beginning of year	431,206,292	255,717,736

End of year	$544,964,055	$431,206,292

CAPITAL SHARE TRANSACTIONS—SHARES:
Shares sold	16,147,855	14,125,060
Shares issued in reinvestment of distributions	1,737,526	950,977
Shares redeemed	(11,337,204)	(7,803,528)

Net Increase	6,548,177	7,272,509

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014	2013	2012	2011	(a)
Great-West S&P Mid Cap 400® Index Fund-Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$14.10	$10.97	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14 (b)	0.13 (b)	0.13 (b)	0.07
Net realized and unrealized gain (loss)	1.17	3.45	1.50	(0.41)

Total From Investment Operations	1.31	3.58	1.63	(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.21)	(0.16)	(0.07)
From net realized gains	(0.52)	(0.24)	(0.09)	–

Total Distributions	(0.73)	(0.45)	(0.25)	(0.07)

NET ASSET VALUE, END OF YEAR	$14.68	$14.10	$10.97	$9.59

TOTAL RETURN(c)	9.21%	32.71%	17.12%	(3.36%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$544,964	$431,206	$255,718	$112,715
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	(e)
Ratio of net investment income to average net assets	0.98%	0.97%	1.24%	0.86%	(e)
Portfolio turnover rate	20%	13%	10%	16%	(d)

(a)	The Fund’s inception date was January 20, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2014

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$540,212,406	$—	$—	$540,212,406
Short Term Investments	—	24,109,562	—	24,109,562

Total investments, at fair value	540,212,406	24,109,562	0	564,321,968
Other Financial Investments:
Futures Contracts (a)	93,053	—	—	93,053

Total Assets	$540,305,459	$24,109,562	$0	$564,415,021

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

		2014		2013
Ordinary income	$	7,446,740	$	5,987,286
Long-term capital gain		18,485,571		7,119,263

	$	25,932,311	$	13,106,549

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$ –	$ 2,428,040	$ (2,428,040)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Annual Report - December 31, 2014

Undistributed net investment income	$	386,210
Undistributed long-term capital gains		9,463,739
Capital loss carryforwards		–
Post-October losses		–
Net unrealized appreciation		110,378,647

Tax composition of capital	$	120,228,596

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$	453,943,321

Gross unrealized appreciation on investments		130,007,361
Gross unrealized depreciation on investments		(19,628,714)

Net unrealized appreciation on investments	$	110,378,647

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2014

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 90 futures contracts for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized appreciation	$93,053(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$950,319	Net change in unrealized depreciation on futures contracts	$(200,806)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

Annual Report - December 31, 2014

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $177,036,622 and $97,993,484, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $22,811,500 and received collateral of $23,464,794 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 78% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (the Fund), one of the funds of Great-West Funds, Inc. (the “Great-West Funds”) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Mid Cap 400® Index Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.            CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT	COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015